Installment Receivables (Tables)	3 Months Ended
Mar. 31, 2014
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
The following table summarizes the installment receivables:

	Successor
	March 31, 2014	December 31, 2013
	(in millions)
Installment receivables, gross	$740	$201
Deferred interest	(77)	(10)
Installment receivables, net of deferred interest	663	191
Allowance for credit losses	(47)	(3)
Installment receivables, net	$616	$188

Classified on the consolidated balance sheets as:
Accounts and notes receivable, net	$299	$95
Other assets	317	93
Installment receivables, net	$616	$188

Allowance for Credit Losses on Financing Receivables [Table Text Block]
Activity in the deferred interest and allowance for credit losses for the installment receivables since the inception of the program in September 2013 was as follows:

	Successor
	Three Months Ended March 31,	Year Ended December 31,
	2014	2013
	(in millions)
Deferred interest and allowance for credit losses, beginning of period	$13	$—
Bad debt expense	44	3
Write-offs, net of recoveries	—	—
Change in deferred interest on short-term and long-term installment receivables	67	10
Deferred interest and allowance for credit losses, end of period	$124	$13